FAIR VALUE MEASURMENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 30, 2012	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding warrants		44,518,307
2011-2012 Placement Agent And Investor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted		$ 0.30
2011-2012 Placement Agent And Investor [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted		$ 0.35
2011-2012 Investor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		9,626,982
2011-2012 Placement agent $5.00 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		1,289,376
2011-2012 Placement agent $7.50 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		1,833,624
Placement Agents [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants 1	$ 7.50
Warrants Issued	96,440
Placement Agents [Member] | 2011-2012 Placement Agent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Common Stock [Member] | Placement Agents [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants	96,440
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.00
Common Stock [Member] | Investor [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants	492,200
Proceeds from Issuance of Private Placement (in dollars)	$ 2,461
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Warrants Issued	492,200
Warrants Measured At Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding warrants		14,409,055